Note 6 - Related Party Transactions - Schedule of Debt Maturities (Details)	Dec. 31, 2022 USD ($)
2023	$ 1,210,000
2024	1,319,960
2025	0
2026	0
2027 and thereafter	0
Total	$ 2,529,960